Stockholders’ Equity - Schedule of Stock Options (Details) - $ / shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Options [Abstract]
Number of Options, Ending Balance (in Shares)	2,000,000	2,000,000	2,000,000
Weighted Average Exercise Price, Ending Balance	$ 2.39	$ 2.39	$ 2.39
Weighted Average Grant Date Fair Value, Ending Balance	$ 1.2	$ 1.2	$ 1.2
Weighted Average Remaining Contractual Life (Years), Ending Balance	6 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days
Number of Options, Granted (in Shares)
Weighted Average Exercise Price, Granted
Weighted Average Grant Date Fair Value, Granted
Number of Options, Exercised (in Shares)
Weighted Average Exercise Price, Exercised
Weighted Average Grant Date Fair Value, Exercised
Number of Options, Expired (in Shares)
Weighted Average Exercise Price, Expired
Weighted Average Grant Date Fair Value, Expired
Number of Options, Cancelled (in Shares)
Weighted Average Exercise Price, Cancelled
Weighted Average Grant Date Fair Value, Cancelled
Number of Options, Options exercisable at end of period (in Shares)		1,200,000
Weighted Average Exercise Price, Options exercisable at end of period		$ 1.31
Weighted Average Grant Date Fair Value, Options exercisable at end of period		$ 1.2
Weighted Average Remaining Contractual Life (Years), Options exercisable at end of period		3 years 11 months 12 days